FINANCE RECEIVABLES, NET - Schedule of Future Minimum Lease Receivables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Receivables [Abstract]
2026	$ 59,626	$ 76,484
2027	40,422	36,986
2028	13,849	23,514
2029	136	633
Total	$ 114,033	$ 137,617